Market risk (Tables)	12 Months Ended
Dec. 31, 2024
Market risk
Schedule of assets and liabilities subject to market risk
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	193,682	-
Trade receivable	-	12,568

Liabilities subject to market risk
Loan payable	161,439	-
Convertible notes payable	10,011	12,922
Trade payable	-	1,302